Income Taxes - Schedule of Effective Tax Rates Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected federal income tax benefit	$ (286,381)	$ (344,991)	$ (1,774,361)	$ (1,200,378)
State income taxes after credits	(59,520)	(66,969)	(344,435)	(233,015)
Change in valuation allowance	345,901	411,960	2,118,795	1,442,900
Other				(9,507)
Total provision for income taxes